Debt - Additional Information (Detail) € in Thousands, ¥ in Thousands, SFr in Thousands								1 Months Ended			12 Months Ended
	Dec. 21, 2017 USD ($)	Dec. 18, 2017 USD ($)	Dec. 15, 2017 USD ($)	Nov. 16, 2017 MXN ($)	Jul. 08, 2016 USD ($)	Jun. 17, 2016 USD ($)	Feb. 05, 2016 MXN ($)	Dec. 31, 2017 USD ($)	Jul. 17, 2017 USD ($)	May 15, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)	Feb. 18, 2018 USD ($)	Dec. 31, 2017 MXN ($)	Jul. 21, 2017 USD ($)	Jul. 18, 2017 USD ($)	Jul. 14, 2017 USD ($)	Jun. 16, 2017 USD ($)	Jun. 15, 2017 USD ($)	May 24, 2017 USD ($)	Feb. 14, 2017 EUR (€)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 MXN ($)	Dec. 14, 2016 USD ($)	Dec. 13, 2016 USD ($)	Dec. 06, 2016 USD ($)	Nov. 17, 2016 USD ($)	Nov. 17, 2016 MXN ($)	Oct. 03, 2016 USD ($)	Sep. 21, 2016 USD ($)	Jul. 26, 2016 CNY (¥)	Jun. 14, 2016 CHF (SFr)	Apr. 19, 2016 EUR (€)	Mar. 28, 2016 MXN ($)	Mar. 23, 2016 MXN ($)	Mar. 17, 2016 MXN ($)	Mar. 15, 2016 USD ($)	Mar. 15, 2016 EUR (€)	Feb. 04, 2016 USD ($)	Jan. 25, 2016 USD ($)	Nov. 18, 2015 USD ($)	Nov. 18, 2015 MXN ($)
Disclosure of debt [Line Items]
Internal net debt																														$ 28,000,000,000														$ 110,500,000,000
External net debt																														7,100,000,000													$ 8,500,000,000
Total amount of net debt																													$ 8,055,900,000	$ 150,000,000,000													$ 15,722,000,000	$ 240,550,000,000
Debt securities issued															$ 4,000,000,000
Line of credit								$ 5,400,000,000			$ 5,400,000,000					$ 23,500,000,000								$ 4,630,000,000	$ 3,500,000,000
Principal amount of debt																2,001,742,870,000									1,948,366,564,000
Repayment of revolving credit lines											32,342,434,000	$ 642,059,819,000	$ 614,987,329,000	$ 193,618,498,000
Line of credit to ensure liquidity								$ 6,700,000,000			$ 6,700,000,000					$ 23,500,000,000								4,750,000,000	$ 23,500,000,000
Sale and leaseback of oil and gas products						$ 1,100,000,000
Lease agreement period						15 years
Sale and leaseback of oil and gas products												$ 762,637,362,000	$ 616,380,608,000	$ 690,591,455,000
Madero refinery [member]
Disclosure of debt [Line Items]
Lease agreement period					20 years
Sale and leaseback of oil and gas products					$ 600,000,000
Subsidiaries [member]
Disclosure of debt [Line Items]
Revolving credit facility amount																								11,369,800,000
Revolving credit amount outstanding																								$ 0
Revolving credit line [member]
Disclosure of debt [Line Items]
Disbursement amount received									$ 1,950,000,000
Series C medium term notes program [member]
Disclosure of debt [Line Items]
Debt securities issued																		$ 92,000,000,000
Fixed rate [member]
Disclosure of debt [Line Items]
Interest rate						8.38%																													5.11%
Line of credit | €																																			€ 500,000
Maturity date											March 2023	March 2023
Floating rate [member]
Disclosure of debt [Line Items]
Line of credit																										$ 300,000,000
Maturity date											December 2019	December 2019
Floating rate [member] | TIIE [member]
Disclosure of debt [Line Items]
Interest rate							0.55%
Maturity											March 2017	March 2017
Line of credit							$ 7,000,000,000,000																													$ 9,700,000,000
Maturity date							January 2017
Floating rate [member] | TIIE [member] | Certificados Bursatiles [member]
Disclosure of debt [Line Items]
Debt securities issued																																					$ 5,000,000,000
Maturity											October 2019	October 2019
Three point seven five percentage notes due two thousand twenty five [member]
Disclosure of debt [Line Items]
Debt securities issued				$ 450,000,000
Interest rate				3.75%
Maturity				2025
5.25% notes due April 6, 2024 [member] | Fixed rate [member] | Non-revolving credit facility [member]
Disclosure of debt [Line Items]
Interest rate								5.25%			5.25%					5.25%
Maturity								April 6, 2024
Line of credit								$ 132,000,000			$ 132,000,000
1.65 basis point due May 2020 [member] | Simple credit line [member]
Disclosure of debt [Line Items]
Maturity										May 2020
Line of credit										$ 400,000,000									$ 200,000,000			$ 200,000,000
Interest rate basis description										Floating interest rate linked to LIBOR plus 165 basis points
Interest rate										1.65%
6.50% notes due 2027 [member] | Series C medium term notes program [member]
Disclosure of debt [Line Items]
Debt securities issued																		$ 2,500,000,000
Interest rate																		6.50%
6.750% bonds due 2047 [member]
Disclosure of debt [Line Items]
Interest rate																															6.75%
Principal amount of debt																															$ 1,491,941,000
Principal amount of debt exchanged																															$ 8,059,000
6.750% bonds due 2047 [member] | Series C medium term notes program [member]
Disclosure of debt [Line Items]
Debt securities issued																		$ 2,500,000,000
Interest rate																		6.75%
5.750% note due to 2018 [member]
Disclosure of debt [Line Items]
Interest rate																	5.75%
Principal amount of debt purchased																	$ 922,485,000
3.500% notes due to 2018 [member]
Disclosure of debt [Line Items]
Interest rate																	3.50%
Principal amount of debt																	$ 644,374,000
3.125% notes due to 2019 [member]
Disclosure of debt [Line Items]
Interest rate																	3.125%
Principal amount of debt																	$ 172,591,000
One seven five basis point due two thousand twenty two [member] | Bilateral Credit Line [member]
Disclosure of debt [Line Items]
Maturity	2022
Line of credit	$ 300,000,000
Interest rate basis description	LIBOR plus 175 basis points
Interest rate	1.75%
8.000% notes due 2019 [member]
Disclosure of debt [Line Items]
Interest rate																															8.00%
Principal amount of debt purchased																															$ 687,725,000
5.750% notes due 2018 [member]
Disclosure of debt [Line Items]
Interest rate																															5.75%
Principal amount of debt purchased																															$ 657,050,000
Principal amount of debt exchanged																															$ 73,288,000
4.625% notes due 2023 [member]
Disclosure of debt [Line Items]
Interest rate																															4.625%
Principal amount of debt exchanged																															$ 69,302,000
5.500% bonds due 2044 [member]
Disclosure of debt [Line Items]
Interest rate																															5.50%
Principal amount of debt																															$ 1,591,961,000
Two five zero basis point due two thousand eighteen [member]
Disclosure of debt [Line Items]
Maturity			2018
Line of credit			$ 390,000,000
Interest rate basis description			LIBOR plus 250 basis points on a quarterly basis
Interest rate			2.50%
Line of credit prepaying amount			$ 140,000,000
Two five zero basis point due two thousand eighteen [member] | New Credit Line [member]
Disclosure of debt [Line Items]
Line of credit			$ 250,000,000
One six five basis point due two thousand twenty [member] | Bilateral Credit Line [member]
Disclosure of debt [Line Items]
Maturity		2020
Line of credit		$ 200,000,000
Interest rate basis description		LIBOR plus 165 basis points
Interest rate		1.65%
P.M.I. Holdings, B.V. [member]
Disclosure of debt [Line Items]
Revolving credit facility amount								15,141,500,000			15,141,500,000
Repayment of revolving credit lines											14,914,000,000
Revolving credit amount outstanding								$ 227,500,000			$ 227,500,000
Bottom of range [member]
Disclosure of debt [Line Items]
Debt securities issued																												$ 62,000,000,000
Bottom of range [member] | Floating rate [member] | TIIE [member]
Disclosure of debt [Line Items]
Line of credit																																						$ 2,000,000,000
Top of range [member]
Disclosure of debt [Line Items]
Debt securities issued																												$ 72,000,000,000
Top of range [member] | Floating rate [member] | TIIE [member]
Disclosure of debt [Line Items]
Line of credit																																						$ 3,300,000,000
Series C medium term notes program [member]
Disclosure of debt [Line Items]
Debt securities issued															$ 92,000,000,000					$ 92,000,000,000	$ 72,000,000,000		€ 4,250,000				$ 5,500,000,000					$ 62,000,000,000		SFr 375,000					$ 62,000,000,000	€ 2,250,000	$ 5,000,000,000
Principal amount of debt																																4,000,000,000
Series C medium term notes program [member] | Three point seven five percentage notes due two thousand twenty five [member]
Disclosure of debt [Line Items]
Debt securities issued				$ 92,000,000,000
Series C medium term notes program [member] | 1.50% notes due to June 2018 [member]
Disclosure of debt [Line Items]
Debt securities issued | SFr																																		SFr 225,000
Interest rate																																		1.50%
Maturity											June 2018	June 2018
Series C medium term notes program [member] | 2.35% notes due to December 2021 [member]
Disclosure of debt [Line Items]
Debt securities issued | SFr																																		SFr 150,000
Interest rate																																		2.35%
Maturity											December 2021	December 2021
Series C medium term notes program [member] | 4.625% notes due to September 2023 [member]
Disclosure of debt [Line Items]
Debt securities issued																																$ 2,000,000,000
Interest rate																																4.625%
Maturity											September 2023	September 2023
Series C medium term notes program [member] | 6.750% bonds due to September 2047 [member]
Disclosure of debt [Line Items]
Debt securities issued																																$ 2,000,000,000
Interest rate																																6.75%
Maturity											September 2047	September 2047
Series C medium term notes program [member] | 2.50% notes due August 2021 [member]
Disclosure of debt [Line Items]
Debt securities issued | €																							€ 1,750,000
Interest rate																							2.50%
Maturity											August 2021	August 2021
Series C medium term notes program [member] | 3.75% notes due February 2024 [member]
Disclosure of debt [Line Items]
Debt securities issued | €																							€ 1,250,000
Interest rate																							3.75%
Maturity											February 2024	February 2024
Series C medium term notes program [member] | 4.875% notes due February 2028 [member]
Disclosure of debt [Line Items]
Debt securities issued | €																							€ 1,250,000
Interest rate																							4.875%
Maturity											February 2028	February 2028
Series C medium term notes program [member] | 5.500% notes due February 2019 [member]
Disclosure of debt [Line Items]
Debt securities issued																																									$ 750,000,000
Interest rate																																									5.50%
Maturity											February 2019	February 2019
Series C medium term notes program [member] | 6.375% notes due February 2021 [member]
Disclosure of debt [Line Items]
Debt securities issued																																									$ 1,250,000,000
Interest rate																																									6.375%
Maturity											February 2021	February 2021
Series C medium term notes program [member] | 6.875% notes due August 2026 [member]
Disclosure of debt [Line Items]
Debt securities issued																																									$ 3,000,000,000
Interest rate																																									6.875%
Maturity											August 2026	August 2026
Series C medium term notes program [member] | 3.750% Notes due to March 2019 [member]
Disclosure of debt [Line Items]
Debt securities issued | €																																								€ 1,350,000
Interest rate																																							3.75%	3.75%
Maturity											March 2019	March 2019
Series C medium term notes program [member] | 5.125% Notes due to March 2023 [member]
Disclosure of debt [Line Items]
Debt securities issued | €																																								€ 900,000
Interest rate																																							5.125%	5.125%
Maturity											March 2023	March 2023
Series C medium term notes program [member] | 6.50% due March 2027 [member] | Fixed rate [member]
Disclosure of debt [Line Items]
Debt securities issued																											$ 3,000,000,000
Interest rate																											6.50%
Maturity											March 2027	March 2027
Series C medium term notes program [member] | 5.375% due March 2022 [member] | Fixed rate [member]
Disclosure of debt [Line Items]
Debt securities issued																											$ 1,500,000,000
Interest rate																											5.375%
Series C medium term notes program [member] | Notes due March 2022 [member] | Floating rate [member]
Disclosure of debt [Line Items]
Debt securities issued																											$ 1,000,000,000
Maturity											March 2022	March 2022
Series C medium term notes program [member] | Bottom of range [member]
Disclosure of debt [Line Items]
Debt securities issued																																										$ 52,000,000,000
Series C medium term notes program [member] | Top of range [member]
Disclosure of debt [Line Items]
Debt securities issued																																										$ 62,000,000,000
Bond securities [member]
Disclosure of debt [Line Items]
Debt securities issued | ¥																																	¥ 80,000,000
Interest rate																																	0.54%
Maturity											July 2026	July 2026